                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment [_]; Amendment Number: ________

   This Amendment (Check only one.):  [_] is a restatement
                                      [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SC XII Management, LLC
Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA  94025

Form 13F File Number: 28-14404

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

/s/ Douglas Leone      Menlo Park, California      11/08/11

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       0
Form 13F Information Table Value Total:     $ 0
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             SC XII MANAGEMENT LLC
                           FORM 13F INFORMATION TABLE
                                    9/30/2011

COLUMN 1           COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------------- -------------- -------- --------- ---------------- ---------- -------- ----------------
                                                                                       VOTING AUTHORITY
                                                                                       ----------------
                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER  TITLE OF CLASS  CUSIP   (X $1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------- -------------- -------- --------- ------- --- ---- ---------- -------- ---- ------ ----
none                                            0       0 SH          SOLE                0